FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Fair value of borrowings	6,720	5,739
Book value of borrowings (Note 13)	6,421	5,618

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Assets at fair value:
Derivatives (Note 12)	15	15
Liabilities at fair value:
Derivatives (Note 12)	41	71